Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes receivable
December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$77,238	$56,109
State income taxes receivable	8,398	8,876
	$85,636	$64,985

Income tax expense
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(94,627)	$24,329	$92,303
State	5,583	(5,532)	7,222
Deferred
Federal	214,722	67,466	28,451
State	(12,175)	8,925	7,563
	$113,503	$95,188	$135,539

Income tax reconciliation
Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$127.3	35.0%	$100.0	35.0%	$134.9	35.0%
State income taxes, net of federal benefit (1)	(20.3)	(5.6)	2.7	1.0	5.8	1.5
Effect of noncontrolling interests	(3.0)	(0.8)	(4.0)	(1.4)	(4.0)	(1.0)
Correction of deferred taxes (2)	5.4	1.5	—	—	—	—
Other differences, net	4.1	1.1	(3.5)	(1.3)	(1.2)	(0.3)
Total income tax expense and rate	$113.5	31.2%	$95.2	33.3%	$135.5	35.2%

  Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.

  TDS recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis in certain partnership investments for errors occurring prior to 2009.

Temporary income tax differences
December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$103,709	$80,109
Stock-based compensation	46,410	40,777
Other	51,457	63,016
	201,576	183,902
Less valuation allowance	(48,714)	(69,579)
Total noncurrent deferred tax assets	152,862	114,323
Noncurrent deferred tax liabilities
Property, plant and equipment	608,669	426,305
Licenses/intangibles	224,817	194,943
Partnership investments	123,898	74,634
Other	4,191	7,533
Total noncurrent deferred tax liabilities	961,575	703,415
Net noncurrent deferred income tax liability	$808,713	$589,092

Income tax unrecognized benefits summary
	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$34,002	$45,034	$39,234
Additions for tax positions of current year	4,369	5,271	5,349
Additions for tax positions of prior years	171	179	4,362
Reductions for tax positions of prior years	(1,973)	(3,517)	(3,855)
Reductions for settlements of tax positions	(976)	(12,549)	—
Reductions for lapses in statutes of limitations	(6,752)	(416)	(56)
Unrecognized tax benefits balance at December 31,	$28,841	$34,002	$45,034

Deferred tax valuation allowance
	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1,	$71,014	$63,870	$78,760
Charged to costs and expenses	(28,511)	(293)	(13,762)
Charged to other accounts	7,183	7,437	(1,128)
Balance at December 31,	$49,686	$71,014	$63,870

  As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $48.7 million.